Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of options granted during the period | shares		654,847
Share based compensation by share based award weighted average fair value of stock options granted during the period | $ / shares		$ 2.89
Allocated share based compensation	$ 16,162,000	$ 12,937,000
Number of Shares Of Cash Settled During The Period | shares	572,260
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 3,622,000	3,053,000
Share based compensation by share based award equity instruments other than options granted | shares	307,037
Settlement of liability in respect of share based transactions	$ 600,000	0
Deferred Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	3,400,000	0
Deferred Share Units [Member] | Director And Executive [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	2,200,000	2,100,000
Phantom Share Entitlement Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 117,000	$ 102,000
Share based compensation by share based award equity instruments other than options granted | shares	0	24,715
Intrinsic value of liabilities from share based payment transactions	$ 800,000	$ 900,000
Phantom Share Entitlement Plan [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	300,000	200,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 4,172,000	3,470,000
Share based compensation by share based award equity instruments other than options granted | shares	634,382
Share based compensation number of days within which award will be settled from the date of determination of vesting percentage			14 days
Settlement of liability in respect of share based transactions	$ 2,200,000	1,000,000
Performance Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	4,000,000	2,000,000
Performance Share Units [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage			200.00%
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 4,454,000	2,751,000
Share based compensation by share based award equity instruments other than options granted | shares	995,336
Restricted Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 4,300,000	$ 1,300,000
Restricted Share Units [Member] | Directors And Certain Key Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options granted | shares	995,336	472,819
Settlement of liability in respect of share based transactions	$ 2,400,000	$ 2,300,000
Cash Performance Target Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settlement of liability in respect of share based transactions	1,600,000	$ 1,500,000
Share based compensation by share based equity instruments other than options granted during the period value	$ 3,100,000
Share based compensation by share based award weighted average fair value of equity instruments other than options granted | $ / shares	$ 6.29	$ 7.85
Cash Performance Target Plan [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction		$ 2,200,000
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Employer Contribution	$ 1,000